Other Non-Current Assets	12 Months Ended
Jun. 30, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
10.	OTHER NON-CURRENT ASSETS

	As of June 30,
	2024	2023
Equity investment	54,289	41,372
Prepayment of brand authorization	4,600,000	4,600,000
Prepaid consulting fees or other expenses	16,430	462,967
Security deposit	-	16,260
Other long-term receivables	195,477	-
	$4,866,196	$5,120,599
Impairment	(4,600,000)	-
Other non-current assets	266,196	5,120,599

As of June 30, 2024, other non-current assets mainly consisted of the prepayment for brand authorization in the amount of $4,600,000. It included the payment to Wanyee Trading Company Limited and LiheTrading Limited for negotiating with the brand owner of “Stussy” and “fear of god” for acting as an agent for these brands in mainland China. As the recoverability of the prepayment is doubtful, the Company made full impairment against the cost. The equity investment as of June 30, 2024 represented the equity investment in Junpu Jiyuan of $26,650 and Xiamen Hualiu Boying Film & Media Co., Ltd of $27,639.

As of June 30, 2023, other non-current assets mainly consisted of the prepayment for brand authorization in the amount of $4,600,000. It included the payment to Wanyee Trading Company Limited and LiheTrading Limited for negotiating with the brand owner of “Stussy” and “fear of god” for acting as an agent for these brands in mainland China.